EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	$ 31,020,942	$ 28,149,843
Additions	9,075,945	7,220,600
Adjustment		(81,685)
Earn-in Barrick payment	(1,975,162)	(4,267,816)
Tangible exploration and evaluation assets	38,121,725	31,020,942
North Kivu [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	10,621,366	10,440,729
Additions	0	180,637
Adjustment		0
Earn-in Barrick payment	0	0
Tangible exploration and evaluation assets	10,621,366	10,621,366
Ngayu [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	17,466,671	17,454,831
Additions	2,216,038	4,279,656
Adjustment		0
Earn-in Barrick payment	(1,975,162)	(4,267,816)
Tangible exploration and evaluation assets	17,707,547	17,466,671
Imbo [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	2,932,905	254,283
Additions	6,859,907	2,760,307
Adjustment		(81,685)
Earn-in Barrick payment	0	0
Tangible exploration and evaluation assets	$ 9,792,812	$ 2,932,905